UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number: 028-11031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        May 8, 2012

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 03-31-12
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    65
Form 13F Information Table Value Total:     $194,562 (x$1000)

List of Other Included Managers: None

    				     		                                                  	      < C>
Name of Issuer                                    Class    Cusip               Market     Shares     Inv Auth  Mngr Voting Auth
3M                                                Common  88579Y101           6619.382     74200	Sole          74200
AT&T                                              Common  00206R102           3381.428    108275	Sole         108275
Abbott Laboratories                               Common  002824100            234.434      3825	Sole           3825
Accenture                                         Common  G1151C101            4211.85     65300	Sole          65300
Acme Packet                                       Common  004764106             732.72     26625	Sole          26625
American Tower                                    Common  03027x100             2520.8     40000	Sole          40000
Automatic Data Processing                         Common  053015103           5552.114    100600	Sole         100600
BP P.L.C.                                         Common  055622104           5388.975    119755	Sole         119755
Barrick Gold                                      Common  067901108            371.363      8541	Sole           8541
Bristol Myers Squibb                              Common  110122108            266.692      7902	Sole           7902
Caterpillar                                       Common  149123101              266.3      2500	Sole           2500
Chevron                                           Common  166764100            876.978      8180	Sole           8180
Chubb                                             Common  171232101           7236.508    104710	Sole         104710
Cisco Systems                                     Common  17275R102           3399.016    160710	Sole         160710
Citrix Systems                                    Common  177376100            627.334      7950	Sole           7950
Clorox                                            Common  189054109           4563.487     66378	Sole          66378
Coca Cola                                         Common  191216100           1134.203     15325	Sole          15325
Colgate Palmolive                                 Common  194162103           4880.689     49915	Sole          49915
ConocoPhillips                                    Common  20825C104            3636.09     47837	Sole          47837
Deere                                             Common  244199105             226.52      2800	Sole           2800
Dow Chemical                                      Common  260543103           6204.024    179100	Sole         179100
DuPont                                            Common  263534109             797.15     15069	Sole          15069
Duke Energy                                       Common  26441c105            203.797      9700	Sole           9700
Eli Lilly                                         Common  532457108            331.784      8240	Sole           8240
Emerson Electric                                  Common  291011104           2567.778     49210	Sole          49210
Exxon Mobil                                       Common  30231G102           5901.803     68048	Sole          68048
F5 Networks                                       Common  315616102           1246.356      9235	Sole           9235
General Electric                                  Common  369604103           2528.579    125988	Sole         125988
General Mills                                     Common  370334104           3939.082     99850	Sole          99850
HCP                                               Common  40414l109             236.76      6000	Sole           6000
Hartford Financial                                Common  416515104            574.008     27230	Sole          27230
Hershey Foods                                     Common  427866108           5802.431     94610	Sole          94610
Intel                                             Common  458140100           6890.621    245087	Sole         245087
International Business Machines                   Common  459200101           2408.864     11545	Sole          11545
International Flavors & Fragrances                Common  459506101           7543.285    128725	Sole         128725
J.P. Morgan Chase                                 Common  46625H100           1142.603     24850	Sole          24850
Johnson & Johnson                                 Common  478160104           5039.278     76399	Sole          76399
Linear Technology                                 Common  535678106            3767.66    111800	Sole         111800
Medco Health Solutions                            Common  58405U102           1321.851     18803	Sole          18803
Medtronic                                         Common  585055106           5100.578    130150	Sole         130150
Merck                                             Common  58933Y105           7086.874    184554	Sole         184554
Microsoft                                         Common  594918104            435.442     13500	Sole          13500
Newmont Mining                                    Common  651639106           5983.209    116700	Sole         116700
NextEra Energy, Inc.                              Common  65339f101            430.614      7050	Sole           7050
Northern Trust                                    Common  665859104           5554.497    117060	Sole         117060
Novartis AG (ADR)                                 Common  66987v109           4118.348     74325	Sole          74325
PepsiCo                                           Common  713448108           4184.164     63062	Sole          63062
Pfizer                                            Common  717081103           5956.314    263030	Sole         263030
Procter & Gamble                                  Common  742718109           7746.087    115252	Sole         115252
Progress Energy                                   Common  743263105           1257.751     23682	Sole          23682
QEP Resources                                     Common  74733V100            520.025     17050	Sole          17050
Questar                                           Common  748356102            771.363     40050	Sole          40050
Royal DutchShell Class A ADR                      Common  780259206            581.308      8289	Sole           8289
Schlumberger Ltd                                  Common  806857108           3352.095     47935	Sole          47935
Sherwin Williams                                  Common  824348106             217.34      2000	Sole           2000
Sigma Aldrich                                     Common  826552101           4759.859     65150	Sole          65150
Sysco                                             Common  871829107           4816.418    161300	Sole         161300
The Scotts Company                                Common  810186106           4958.348     91550	Sole          91550
Union Pacific                                     Common  907818108            333.188      3100	Sole           3100
United Parcel Service                             Common  911312106           6548.814     81130	Sole          81130
Verizon                                           Common  92343V104            915.685     23952	Sole          23952
Wal-Mart Stores                                   Common  931142103             232.56      3800	Sole           3800
Walgreen                                          Common  931422109           3710.357    110790	Sole         110790
Wells Fargo                                       Common  949746101            255.196      7475	Sole           7475
Xerox                                             Common  984121103              161.5     20000	Sole          20000
                                                                            194562.531





























































































































































































































































































































































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